SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Issuance costs	$ (784)	$ (417)	$ (90)
Changes in fair value of warrants	(5,142)	4,634	1,743
Gain from realization of long-term investment			500
Other	225	(52)	244
Non-operating income, net	$ (5,701)	$ 4,165	$ 2,397